March 7, 2019

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Vanguard Specialized Funds (the “Trust”)
File No. 2-88116

Commissioners:

Enclosed is the 103rd Post-Effective Amendment to the Trust’s Registration Statement on Form
N-1A, which we are filing pursuant to Rule 485(a) under the Securities Act of 1933. The purpose of this amendment is to add Vanguard Global ESG Select Stock Fund, a new series of the Trust.

Pursuant to the requirements of Rule 485(a)(1), we request that the amendment become effective after 75 days on May 21, 2019. Prior to the effective date of the Amendment, Vanguard will submit a
Rule 485(b) filing that will include text addressing any SEC staff comments.

Please contact me at (610) 669-9296 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,

Anthony V. Coletta

Associate Counsel

The Vanguard Group, Inc.

Enclosures

cc: Lisa N. Larkin

U.S. Securities and Exchange Commission